Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023		Apr. 30, 2024	Apr. 30, 2023
Disclosure of operating segments [line items]
Net interest income (loss)	$ 3,281	$ 3,249	$ 3,187		$ 6,530	$ 6,392
Non-interest income	2,883	2,972	2,517		5,855	5,241
Total revenue	6,164	6,221	5,704	[1]	12,385	11,633	[1]
Provision for (reversal of) credit losses	514	585	438	[1]	1,099	733	[1]
Amortization and impairment	288	276	282		564	559
Other non-interest expenses	3,213	3,189	2,858		6,402	7,043
Income (loss) before income taxes	2,149	2,171	2,126	[1]	4,320	3,298	[1]
Income taxes	400	443	437	[1]	843	1,176	[1]
Net income (loss)	1,749	1,728	1,689	[1]	3,477	2,122	[1]
Non-controlling interests	10	12	11	[1]	22	20	[1]
Equity shareholders	1,739	1,716	1,678	[1]	3,455	2,102	[1]
Average assets	990,022	982,321	932,775		986,129	943,138
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,899	1,927	1,732		3,826	3,441
Non-interest income	577	570	550		1,147	1,103
Total revenue	2,476	2,497	2,282		4,973	4,544
Provision for (reversal of) credit losses	270	329	123		599	281
Amortization and impairment	58	58	61		116	120
Other non-interest expenses	1,261	1,222	1,213		2,483	2,444
Income (loss) before income taxes	887	888	885		1,775	1,699
Income taxes	238	238	247		476	471
Net income (loss)	649	650	638		1,299	1,228
Equity shareholders	649	650	638		1,299	1,228
Average assets	322,626	323,080	317,531		322,855	317,739
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	442	449	453		891	917
Non-interest income	942	925	883		1,867	1,770
Total revenue	1,384	1,374	1,336		2,758	2,687
Provision for (reversal of) credit losses	37	20	46		57	92
Amortization and impairment	1				1	1
Other non-interest expenses	719	669	673		1,388	1,337
Income (loss) before income taxes	627	685	617		1,312	1,257
Income taxes	171	187	165		358	336
Net income (loss)	456	498	452		954	921
Equity shareholders	456	498	452		954	921
Average assets	93,490	92,335	91,708		92,906	90,793
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	458	465	460		923	936
Non-interest income	208	216	188		424	418
Total revenue	666	681	648		1,347	1,354
Provision for (reversal of) credit losses	186	244	248		430	346
Amortization and impairment	25	23	31		48	61
Other non-interest expenses	371	455	323		826	673
Income (loss) before income taxes	84	(41)	46		43	274
Income taxes	(9)	(32)	(9)		(41)	18
Net income (loss)	93	(9)	55		84	256
Equity shareholders	93	(9)	55		84	256
Average assets	60,417	59,152	61,440		59,778	60,414
Capital Markets and Direct Financial Services [member]
Disclosure of operating segments [line items]
Net interest income (loss)	420	358	562		778	1,097
Non-interest income	1,068	1,203	800		2,271	1,746
Total revenue	1,488	1,561	1,362		3,049	2,843
Provision for (reversal of) credit losses	16	8	19		24	9
Amortization and impairment	2	2	1		4	3
Other non-interest expenses	704	710	663		1,414	1,311
Income (loss) before income taxes	766	841	679		1,607	1,520
Income taxes	206	229	182		435	411
Net income (loss)	560	612	497		1,172	1,109
Equity shareholders	560	612	497		1,172	1,109
Average assets	315,144	312,583	273,196		313,849	285,074
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income (loss)	62	50	(20)		112	1
Non-interest income	88	58	96		146	204
Total revenue	150	108	76		258	205
Provision for (reversal of) credit losses	5	(16)	2		(11)	5
Amortization and impairment	202	193	189		395	374
Other non-interest expenses	158	133	(14)		291	1,278
Income (loss) before income taxes	(215)	(202)	(101)		(417)	(1,452)
Income taxes	(206)	(179)	(148)		(385)	(60)
Net income (loss)	(9)	(23)	47		(32)	(1,392)
Non-controlling interests	10	12	11		22	20
Equity shareholders	(19)	(35)	36		(54)	(1,412)
Average assets	$ 198,345	$ 195,171	$ 188,900		$ 196,741	$ 189,118

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.